Offerings	Sep. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share value $0.0001 per share
Amount Registered | shares	8,591,474
Maximum Aggregate Offering Price	$ 2,863.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.44
Offering Note	On March 26, 2025, HCM II Acquisition Corp., a Cayman Islands exempted company (“HCM II”), entered into that certain Business Combination Agreement with HCM II Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of HCM II (“Merger Sub”), and Terrestrial Energy Inc., a Delaware corporation (the “Company”) (as amended from time to time in accordance with its terms, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, among other things, (a) HCM II will effect a deregistration under the Companies Act (as revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which the jurisdiction of incorporation for HCM II will be changed from the Cayman Islands to the State of Delaware (the “Domestication”) and (b) at the effective time (“Effective Time”) Merger Sub will merge with and into the Company, with the Company surviving such merger (the “Business Combination”) as a direct wholly owned subsidiary of HCM II (which will be renamed Terrestrial Energy Inc. (“New Terrestrial Energy”)). All securities being registered will be issued by New Terrestrial Energy.

The Business Combination Agreement provides, among other things, that (i) each outstanding share of common stock of the Company (“Company Common Shares”) as of immediately prior to the time at which the Business Combination becomes effective (the “Effective Time”) (other than shares held by HCM II, Merger Sub (or any other subsidiary of HCM II) or Company or shares the holders of which exercise dissenters rights of appraisal) will be automatically converted into the right to receive a number of newly issued shares of common stock of HCM II (following the Domestication), par value $0.0001 per share (“New Terrestrial Common Shares”), equal to the Exchange Ratio (as defined in the Business Combination Agreement), (ii) each outstanding share of preferred stock of the Company (“Company Preferred Shares”) as of immediately prior to the Effective Time will be automatically converted into the right to receive (a) the number of shares of Company Common Shares into which such Company Preferred Shares would be converted in accordance with the Company’s governing documents as of immediately prior to the Effective Time; multiplied by (B) the Per Share Base Consideration (as defined in the Business Combination Agreement) and (iii) each warrant to purchase shares or other equity interests of the Company (“Company Warrant”) that is outstanding and unexercised immediately prior to the Effective Time will automatically become exercisable, in accordance with the terms and conditions of such Company Warrant, for the Per Share Base Consideration.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Unless otherwise indicated, the amounts registered reflect an assumed Exchange Ratio of 45.85.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	28,750,000
Maximum Aggregate Offering Price	$ 313,375,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 47,977.71
Offering Note	On March 26, 2025, HCM II Acquisition Corp., a Cayman Islands exempted company (“HCM II”), entered into that certain Business Combination Agreement with HCM II Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of HCM II (“Merger Sub”), and Terrestrial Energy Inc., a Delaware corporation (the “Company”) (as amended from time to time in accordance with its terms, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, among other things, (a) HCM II will effect a deregistration under the Companies Act (as revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which the jurisdiction of incorporation for HCM II will be changed from the Cayman Islands to the State of Delaware (the “Domestication”) and (b) at the effective time (“Effective Time”) Merger Sub will merge with and into the Company, with the Company surviving such merger (the “Business Combination”) as a direct wholly owned subsidiary of HCM II (which will be renamed Terrestrial Energy Inc. (“New Terrestrial Energy”)). All securities being registered will be issued by New Terrestrial Energy.

The Business Combination Agreement provides, among other things, that (i) each outstanding share of common stock of the Company (“Company Common Shares”) as of immediately prior to the time at which the Business Combination becomes effective (the “Effective Time”) (other than shares held by HCM II, Merger Sub (or any other subsidiary of HCM II) or Company or shares the holders of which exercise dissenters rights of appraisal) will be automatically converted into the right to receive a number of newly issued shares of common stock of HCM II (following the Domestication), par value $0.0001 per share (“New Terrestrial Common Shares”), equal to the Exchange Ratio (as defined in the Business Combination Agreement), (ii) each outstanding share of preferred stock of the Company (“Company Preferred Shares”) as of immediately prior to the Effective Time will be automatically converted into the right to receive (a) the number of shares of Company Common Shares into which such Company Preferred Shares would be converted in accordance with the Company’s governing documents as of immediately prior to the Effective Time; multiplied by (B) the Per Share Base Consideration (as defined in the Business Combination Agreement) and (iii) each warrant to purchase shares or other equity interests of the Company (“Company Warrant”) that is outstanding and unexercised immediately prior to the Effective Time will automatically become exercisable, in accordance with the terms and conditions of such Company Warrant, for the Per Share Base Consideration.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Unless otherwise indicated, the amounts registered reflect an assumed Exchange Ratio of 45.85.

The number of New Terrestrial Common Shares being registered represents (i) 23,000,000 shares of Class A ordinary shares, par value $0.0001 per share of HCM II (the “HCM II Class A Ordinary Shares”), including the HCM II Class A Ordinary Shares that were included in the units issued in HCM II’s initial public offering (the “IPO”), that were registered pursuant to the Registration Statement on Form S-1 (SEC File No. 333-280283) (the “IPO Registration Statement”) and offered by HCM II in the IPO (the “Public Shares”); (ii) 5,675,000 shares of Class B ordinary shares, par value $0.0001 per share of HCM II (the “HCM II Class B Ordinary Shares”) held by HCM Investor Holdings II, LLC (the “Sponsor”); and (iii) 75,000 Class B Ordinary Shares held by the independent directors of HCM II. In connection with the Domestication, (i) each then issued and outstanding HCM II Class A Ordinary Share (that was not redeemed pursuant to the Redemption) shall convert automatically, on a one-for-one basis, into one (1) New Terrestrial Common Shares; (ii) each of the then issued and outstanding warrants representing the right to purchase one HCM II Class A Ordinary Share (each an “HCM II Warrant”) shall convert automatically into a warrant to acquire one (1) share of New Terrestrial Common Shares (each a “New Terrestrial Warrant”); and (iii) each of the then issued and outstanding HCM II Units (as defined in the accompanying proxy statement/prospectus) will be cancelled and each holder thereof will be entitled to one (1) share of New Terrestrial Common Shares and one-half (1/2) of one New Terrestrial Warrant, in each case without any action on the part of HCM II, Merger Sub, the Company or any holder of securities of any of the foregoing.

Calculated in accordance with Rules 457(c) and 457(f)(l) under the Securities Act, based on the average of the high and low prices of the HCM II Class A Ordinary Shares on the Nasdaq Composite (“Nasdaq”) on July 17, 2025 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the “SEC”)) ($10.90 per HCM II Class A Ordinary Share).

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	96,279,067
Maximum Aggregate Offering Price	$ 32,093.02
Fee Rate	0.01531%
Amount of Registration Fee	$ 4.91
Offering Note	On March 26, 2025, HCM II Acquisition Corp., a Cayman Islands exempted company (“HCM II”), entered into that certain Business Combination Agreement with HCM II Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of HCM II (“Merger Sub”), and Terrestrial Energy Inc., a Delaware corporation (the “Company”) (as amended from time to time in accordance with its terms, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, among other things, (a) HCM II will effect a deregistration under the Companies Act (as revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which the jurisdiction of incorporation for HCM II will be changed from the Cayman Islands to the State of Delaware (the “Domestication”) and (b) at the effective time (“Effective Time”) Merger Sub will merge with and into the Company, with the Company surviving such merger (the “Business Combination”) as a direct wholly owned subsidiary of HCM II (which will be renamed Terrestrial Energy Inc. (“New Terrestrial Energy”)). All securities being registered will be issued by New Terrestrial Energy.

The Business Combination Agreement provides, among other things, that (i) each outstanding share of common stock of the Company (“Company Common Shares”) as of immediately prior to the time at which the Business Combination becomes effective (the “Effective Time”) (other than shares held by HCM II, Merger Sub (or any other subsidiary of HCM II) or Company or shares the holders of which exercise dissenters rights of appraisal) will be automatically converted into the right to receive a number of newly issued shares of common stock of HCM II (following the Domestication), par value $0.0001 per share (“New Terrestrial Common Shares”), equal to the Exchange Ratio (as defined in the Business Combination Agreement), (ii) each outstanding share of preferred stock of the Company (“Company Preferred Shares”) as of immediately prior to the Effective Time will be automatically converted into the right to receive (a) the number of shares of Company Common Shares into which such Company Preferred Shares would be converted in accordance with the Company’s governing documents as of immediately prior to the Effective Time; multiplied by (B) the Per Share Base Consideration (as defined in the Business Combination Agreement) and (iii) each warrant to purchase shares or other equity interests of the Company (“Company Warrant”) that is outstanding and unexercised immediately prior to the Effective Time will automatically become exercisable, in accordance with the terms and conditions of such Company Warrant, for the Per Share Base Consideration.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Unless otherwise indicated, the amounts registered reflect an assumed Exchange Ratio of 45.85.

The number of shares of New Terrestrial Common Shares being registered in total represents up to 104,870,541 shares of New Terrestrial Common Shares issuable to securityholders of the Company (“Company Stockholders”) in connection with the Business Combination, including: (i) 30,946,920 shares issuable upon exercise of options or warrants held by securityholders of Company Stockholders; (ii) 9,197,117 shares issuable upon the conversion of each share of preferred stock, par value $0.001, of the Company designated as “Series A Preferred Stock” (“Company Series A Preferred Stock”) or “Series A-1 Preferred Stock” (“Company Series A-1 Preferred Stock”) pursuant to the Company’s certificate of incorporation , which amount represents a good-faith estimate of the maximum amount of shares of New Terrestrial Common Shares that may become issuable upon conversion of such shares of Company Series A Preferred Stock and Company Series A-1 Preferred Stock; (iii) 24,627,065 shares of New Terrestrial Common Shares that may be issued to holders of Exchangeable Shares; (iv) 3,989,182 shares of New Terrestrial Common Shares that will be issued to holders of each eight percent (8%) convertible note due 2026 issued by the Company (collectively, the “Company Convertible Notes”) upon the conversion of such Company Convertible Note; and (v) 2,257,877 shares of New Terrestrial Common Shares that potentially may be issued to holders and the Company Convertible Notes in respect of the contingent value rights thereto, all as described in the proxy statement/prospectus.

Calculated in accordance with Rule 457(f)(2) of the Securities Act. The Company is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value per share ($0.001) of the Company securities expected to be exchanged in connection with the Business Combination described herein, including the Company securities issuable upon the exercise of options and warrants or conversion of the Company Convertible Notes.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	18,350,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	On March 26, 2025, HCM II Acquisition Corp., a Cayman Islands exempted company (“HCM II”), entered into that certain Business Combination Agreement with HCM II Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of HCM II (“Merger Sub”), and Terrestrial Energy Inc., a Delaware corporation (the “Company”) (as amended from time to time in accordance with its terms, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, among other things, (a) HCM II will effect a deregistration under the Companies Act (as revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which the jurisdiction of incorporation for HCM II will be changed from the Cayman Islands to the State of Delaware (the “Domestication”) and (b) at the effective time (“Effective Time”) Merger Sub will merge with and into the Company, with the Company surviving such merger (the “Business Combination”) as a direct wholly owned subsidiary of HCM II (which will be renamed Terrestrial Energy Inc. (“New Terrestrial Energy”)). All securities being registered will be issued by New Terrestrial Energy.

The Business Combination Agreement provides, among other things, that (i) each outstanding share of common stock of the Company (“Company Common Shares”) as of immediately prior to the time at which the Business Combination becomes effective (the “Effective Time”) (other than shares held by HCM II, Merger Sub (or any other subsidiary of HCM II) or Company or shares the holders of which exercise dissenters rights of appraisal) will be automatically converted into the right to receive a number of newly issued shares of common stock of HCM II (following the Domestication), par value $0.0001 per share (“New Terrestrial Common Shares”), equal to the Exchange Ratio (as defined in the Business Combination Agreement), (ii) each outstanding share of preferred stock of the Company (“Company Preferred Shares”) as of immediately prior to the Effective Time will be automatically converted into the right to receive (a) the number of shares of Company Common Shares into which such Company Preferred Shares would be converted in accordance with the Company’s governing documents as of immediately prior to the Effective Time; multiplied by (B) the Per Share Base Consideration (as defined in the Business Combination Agreement) and (iii) each warrant to purchase shares or other equity interests of the Company (“Company Warrant”) that is outstanding and unexercised immediately prior to the Effective Time will automatically become exercisable, in accordance with the terms and conditions of such Company Warrant, for the Per Share Base Consideration.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Unless otherwise indicated, the amounts registered reflect an assumed Exchange Ratio of 45.85.

The number of New Terrestrial Warrants being registered represents (i) the 11,500,000 HCM II Warrants that were registered pursuant to the IPO Registration Statement noted above and offered by HCM II in its IPO and (ii) 6,850,000 HCM II Warrants that were issued in a private placement prior to the IPO to the Sponsor. In connection with the Domestication, each HCM II Warrant will be converted automatically into a New Terrestrial Warrant.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Warrants
Amount Registered | shares	18,350,000
Proposed Maximum Offering Price per Unit	13.80
Maximum Aggregate Offering Price	$ 253,230,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,769.51
Offering Note	On March 26, 2025, HCM II Acquisition Corp., a Cayman Islands exempted company (“HCM II”), entered into that certain Business Combination Agreement with HCM II Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of HCM II (“Merger Sub”), and Terrestrial Energy Inc., a Delaware corporation (the “Company”) (as amended from time to time in accordance with its terms, the “Business Combination Agreement”). Pursuant to the Business Combination Agreement, among other things, (a) HCM II will effect a deregistration under the Companies Act (as revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which the jurisdiction of incorporation for HCM II will be changed from the Cayman Islands to the State of Delaware (the “Domestication”) and (b) at the effective time (“Effective Time”) Merger Sub will merge with and into the Company, with the Company surviving such merger (the “Business Combination”) as a direct wholly owned subsidiary of HCM II (which will be renamed Terrestrial Energy Inc. (“New Terrestrial Energy”)). All securities being registered will be issued by New Terrestrial Energy.

The Business Combination Agreement provides, among other things, that (i) each outstanding share of common stock of the Company (“Company Common Shares”) as of immediately prior to the time at which the Business Combination becomes effective (the “Effective Time”) (other than shares held by HCM II, Merger Sub (or any other subsidiary of HCM II) or Company or shares the holders of which exercise dissenters rights of appraisal) will be automatically converted into the right to receive a number of newly issued shares of common stock of HCM II (following the Domestication), par value $0.0001 per share (“New Terrestrial Common Shares”), equal to the Exchange Ratio (as defined in the Business Combination Agreement), (ii) each outstanding share of preferred stock of the Company (“Company Preferred Shares”) as of immediately prior to the Effective Time will be automatically converted into the right to receive (a) the number of shares of Company Common Shares into which such Company Preferred Shares would be converted in accordance with the Company’s governing documents as of immediately prior to the Effective Time; multiplied by (B) the Per Share Base Consideration (as defined in the Business Combination Agreement) and (iii) each warrant to purchase shares or other equity interests of the Company (“Company Warrant”) that is outstanding and unexercised immediately prior to the Effective Time will automatically become exercisable, in accordance with the terms and conditions of such Company Warrant, for the Per Share Base Consideration.

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Unless otherwise indicated, the amounts registered reflect an assumed Exchange Ratio of 45.85.

Represents the number of shares of New Terrestrial Common Shares issuable upon exercise of the New Terrestrial Warrants described in Note (5). Each whole New Terrestrial Warrant will entitle the warrant holder to purchase one share of New Terrestrial Common Shares at a price of $11.50 per share.

Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, based on the sum of (i) the average of the high and low prices of the HCM II Warrants on the Nasdaq on July 17, 2025 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the New Terrestrial Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the New Terrestrial Warrants has been allocated to the New Terrestrial Common Shares issuable upon exercise of the New Terrestrial Warrants and included in the registration fee paid in respect of such shares of New Terrestrial Common Shares.